Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year[1]	Summary Compensation Table Total for PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[4,7]	Average Compensation Actually Paid to Non-PEO NEOs[3]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[5]	Net Income ($ millions)	Company Selected Measure (CSM) –Adjusted Non-GAAP EPS[6]
2025	$36,698,337	$75,185,008	$10,925,377	$20,352,904	$670.56	$154.11	$20,640	$27.06
2024	$29,242,926	$80,583,515	$6,090,259	($929,092)	$478.17	$123.43	$10,590	$16.11
2023	$26,565,732	$120,865,280	$7,836,611	$27,249,897	$358.72	$118.45	$5,240	$9.14
2022	$21,398,135	$64,088,705	$5,769,810	$13,893,269	$222.94	$124.87	$6,245	$8.55
2021	$21,509,985	$75,705,116	$4,730,690	$4,563,545	$166.08	$116.73	$5,582	$8.00

Company Selected Measure Name	adjusted non-GAAP EPS
Named Executive Officers, Footnote	Non-PEO NEO composition varied by year due to CFO transitions and role changes:
•2025: Mr. Montarce; Dr. Skovronsky; Ms. Hakim; and Mr. Van Naarden
•2024: Mr. Montarce; Dr. Skovronsky; Ms. Hakim; Mr. Van Naarden; Mr. Brooks (interim CFO, July 15-Sept 8); and Ms. Ashkenazi (CFO, departed July 30)
•2023: Ms. Ashkenazi; Dr. Skovronsky; Ms. Hakim; and Mr. Van Naarden
•2022: Ms. Ashkenazi; Dr. Skovronsky; Ms. Hakim; and Mr. Jonsson
•2021: Ms. Ashkenazi (appointed CFO Feb 9); Dr. Skovronsky; Mr. Van Naarden; Mr. Rau; and Mr. Smiley (CFO, resigned Feb 9)

Peer Group Issuers, Footnote	TSR for the company and peer group is calculated based on a fixed investment of $100 at the applicable measurement point, on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
	In 2025, the company revised the peer group for calculating TSR results. The peer group is comprised of the same companies from our executive compensation peer group (detailed in the Benchmarking Compensation section) as well as Novo Nordisk. Peer TSR amounts in this column reflect the revised peer group for all fiscal years presented. For comparison, under the prior peer group composition, peer group TSR for 2025 would have been $157.61 (compared to $154.11 for the revised peer group).
PEO Total Compensation Amount	$ 36,698,337	$ 29,242,926	$ 26,565,732	$ 21,398,135	$ 21,509,985
PEO Actually Paid Compensation Amount	$ 75,185,008	80,583,515	120,865,280	64,088,705	75,705,116
Adjustment To PEO Compensation, Footnote	The table below reconciles the PEO Summary Compensation Table (SCT) total to CAP:

Year	SCT Total Compensation for PEO	SCT Change in Pension Value	Pension Service Cost	SCT Stock Value	Change in Value: Stock Granted in Current Year	Change in Value: Unvested Stock	Final Value: Vested Stock	Compensation Actually Paid to PEO
	a	b	c	d	e	f	g	a-b+c-d+e+f+g
2025	$36,698,337	$4,451,636	$616,007	$23,325,000	$10,854,848	$(20,935,949)	$75,728,401	$75,185,008
2024	$29,242,926	$1,746,483	$523,751	$19,749,324	$(32,793,300)	$(16,377,494)	$121,483,439	$80,583,515
2023	$26,565,732	$1,439,822	$491,959	$18,840,250	$20,443,264	$36,659,046	$56,985,351	$120,865,280
2022	$21,398,135	$0	$623,346	$16,981,250	$10,443,998	$(2,718,134)	$51,322,610	$64,088,705
2021	$21,509,985	$2,442,235	$680,872	$14,966,000	$3,627,520	$17,758,456	$49,536,518	$75,705,116

Non-PEO NEO Average Total Compensation Amount	$ 10,925,377	6,090,259	7,836,611	5,769,810	4,730,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,352,904	(929,092)	27,249,897	13,893,269	4,563,545
Adjustment to Non-PEO NEO Compensation Footnote	The table below reconciles the Non-PEO NEO SCT totals to CAP:

Year	Average SCT Total Compensation for Non-PEO NEOs	Average SCT Change in Pension Value	Average Pension Service Cost	Average SCT Stock Value	Average Change in Value: Stock Granted in Current Year	Average Change in Value: Unvested Stock	Average Final Value: Vested Stock	Average Compensation Actually Paid to Non-PEO NEOs
	a	b	c	d	e	f	g	a-b+c-d+e+f+g
2025	$10,925,377	$430,369	$182,496	$6,875,000	$5,405,638	$(3,353,746)	$14,498,508	$20,352,904
2024	$6,090,259	$215,381	$159,259	$3,378,006	$(6,930,869)	$(7,775,892)	$11,121,538	$(929,092)
2023	$7,836,611	$455,154	$159,626	$4,387,275	$5,693,252	$9,514,261	$8,888,576	$27,249,897
2022	$5,769,810	$93,171	$185,293	$3,553,000	$2,494,818	$1,188,603	$7,900,916	$13,893,269
2021	$4,730,690	$159,911	$135,445	$3,115,360	$1,276,786	$861,413	$834,482	$4,563,545

Equity Valuation Assumption Difference, Footnote	When calculating CAP amounts, the fair value or change in fair value, as applicable, of stock awards was computed in accordance with FASB ASC Topic 718. The assumptions used to calculate fair values did not materially differ from what was used at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Over the past five years, the company’s total shareholder return (TSR) has exceeded the peer group’s TSR. The chosen peer group is comprised of the same companies from our executive compensation peer group detailed in the Benchmarking Compensation section, as well as Novo Nordisk. Lilly’s relative TSR outperformance was substantially attributable to strong developments in our product pipeline and launches of new products and indications. As reflected in the chart below, this outperformance contributed to the PEO and non-PEOs’ compensation over the five-year period.

Compensation Actually Paid vs. Net Income
Lilly does not utilize GAAP or non-GAAP net income as a metric in any of its incentive programs. Generally, CAP is not heavily correlated with GAAP net income because GAAP net income includes certain items that the Committee believes are not reflective of underlying business performance. By excluding the impact of (i) amortization of intangible assets primarily associated with costs of marketed products acquired or licensed from third parties, (ii) net losses or gains on investments in equity securities, and (iii) other specified items that are not reflective of underlying business performance, the Committee believes non-GAAP net income better represents the company’s operating performance. For comparison purposes, the graph below reflects both GAAP net income and non-GAAP net income against PEO and average non-PEO NEO CAP.
The GAAP and non-GAAP net income results include significantly higher acquired IPR&D charges. While immediately expensed for accounting purposes, the company views investments in acquired IPR&D as important contributions to its product pipeline, which is a key driver of future company performance. For additional information on financial results, see Appendix A.
*    GAAP net income and non-GAAP net income are discrete outcomes. GAAP net income and non-GAAP net income figures shown in the graphic above both include acquired IPR&D charges, net of taxes, as follows: $785.5 million in 2021, $813.2 million in 2022, $3.70 billion in 2023, $3.18 billion in 2024, and $2.91 billion in 2025.

Compensation Actually Paid vs. Company Selected Measure
Lilly has chosen adjusted non-GAAP EPS as its most important company selected measure (CSM). Lilly leverages annual non-GAAP EPS derived from the board-approved business plan to set targets for the bonus. Significant sustained profitability growth contributes to higher total CAP as seen in the graphic below. For additional information on non-GAAP financial metrics, see Appendix A.
	* Adjusted non-GAAP EPS data points are discrete outcomes.
Tabular List, Table

Most Important Performance Measures
Adjusted non-GAAP EPS[1]
Total Shareholder Return
Revenue

Total Shareholder Return Amount	$ 670.56	478.17	358.72	222.94	166.08
Peer Group Total Shareholder Return Amount	154.11	123.43	118.45	124.87	116.73
Net Income (Loss)	$ 20,640,000,000	$ 10,590,000,000	$ 5,240,000,000	$ 6,245,000,000	$ 5,582,000,000
Company Selected Measure Amount | $ / shares	27.06	16.11	9.14	8.55	8.00
PEO Name	Mr. Ricks
Additional 402(v) Disclosure	CAP amounts are calculated using SEC-required valuation assumptions under Item 402(v) of Regulation S-K and do not reflect actual compensation earned by or paid to NEOs. The value realized from unvested awards will be determined when awards fully vest and settle.The adjusted non-GAAP EPS has been revised across all reported years to reflect outcomes for the corporate bonus plan rather than the performance award program, which has been discontinued. Details of those results and the associated adjustments can be found in Appendix A of the proxy statement for each respective year.
The Committee believes in pay for performance and has structured Lilly compensation programs to reward leaders when the company delivers strong results. Lilly has achieved strong cumulative TSR, EPS and revenue growth over the immediately preceding five-year period. As a result, shareholders have been rewarded with significant total stock returns, and leadership has been rewarded with above-target payouts from their incentive compensation programs.

Prior Peer Group Total Shareholder Return Amount	$ 157.61
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted non-GAAP EPS
Non-GAAP Measure Description	For pay versus performance analysis, adjusted non-GAAP EPS is consistent with the adjusted non-GAAP EPS values for the annual cash bonus in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Lilly strives to make breakthrough medicines available to patients around the globe. Given a growing portfolio of new medicines, we motivate our entire workforce to reach as many patients as possible. The combination of a strong product portfolio and effective patient delivery yields higher sales volume and, generally, higher revenue. As such, revenue is one of our most important measures to ensure we are continuously growing the number of patients we serve. Generally, our revenue over the preceding five-year period aligns with the growth in PEO and average non-PEO CAP.
	* Revenue data points are discrete outcomes.
Name	Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,451,636)	$ (1,746,483)	$ (1,439,822)	$ 0	$ (2,442,235)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	616,007	523,751	491,959	623,346	680,872
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,325,000)	(19,749,324)	(18,840,250)	(16,981,250)	(14,966,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,854,848	(32,793,300)	20,443,264	10,443,998	3,627,520
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,935,949)	(16,377,494)	36,659,046	(2,718,134)	17,758,456
PEO | Adjustment, Final Value, Vested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,728,401	121,483,439	56,985,351	51,322,610	49,536,518
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(430,369)	(215,381)	(455,154)	(93,171)	(159,911)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,496	159,259	159,626	185,293	135,445
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,875,000)	(3,378,006)	(4,387,275)	(3,553,000)	(3,115,360)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,405,638	(6,930,869)	5,693,252	2,494,818	1,276,786
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,353,746)	(7,775,892)	9,514,261	1,188,603	861,413
Non-PEO NEO | Adjustment, Final Value, Vested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,498,508	$ 11,121,538	$ 8,888,576	$ 7,900,916	$ 834,482